PEAR TREE FUNDS

	Ordinary Shares	Institutional Shares	R6 Shares
U.S. EQUITY FUNDS
Pear Tree Polaris Small Cap Fund	USBNX	QBNAX	QBNRX
Pear Tree Quality Fund	USBOX	QGIAX	QGIRX

GLOBAL FUNDS
Pear Tree Essex Environmental Opportunities Fund	EEOFX	GEOSX	GEORX

INTERNATIONAL EQUITY FUNDS
Pear Tree Axiom Emerging Markets World Equity Fund	QFFOX	QEMAX	QFFRX
Pear Tree Polaris Foreign Value Fund	QFVOX	QFVIX	QFVRX
Pear Tree Polaris Foreign Value Small Cap Fund	QUSOX	QUSIX	QUSRX
Pear Tree Polaris International Opportunities Fund	QISOX	QISIX	QISRX

Supplement dated January 1, 2023

Robert M. Armstrong, a Trustee of Pear Tree Funds (the “Trust”), has notified the other Trustees of the Trust of his decision to retire from his position as a Trustee, effective January 1, 2023. Mr. Armstrong has been a Trustee of the Trust since the Trust’s formation in 1985.

The remaining Trustees have determined to leave the position vacant until they have had an opportunity to conduct a search for a suitable replacement or to consider whether to reduce the number of Trustees from the current number of five to four.

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Please keep this Supplement with your records.